Consolidated Statement of Changes in Equity - CHF (SFr)		Total	Share capital	Additional paid-in capital	Treasury share reserve	Cumulative losses
Equity at beginning of period at Dec. 31, 2022		SFr 235,166,000	SFr 3,604,000	SFr 360,323,000	SFr (981,000)	SFr (127,780,000)
Net result		(61,984,000)				(61,984,000)
Remeasurement of net pension liabilities	[1]	(1,975,000)				(1,975,000)
Exchange differences on translating foreign operations		(16,000)				(16,000)
Total comprehensive result, attributable to shareholders		(63,975,000)				(63,975,000)
Share-based compensation costs	[1]	5,207,000		5,207,000
Issuance of new shares under LTI plans	[2]	31,000	31,000
Equity at end of period at Dec. 31, 2023		176,429,000	3,635,000	365,530,000	(981,000)	(191,755,000)
Net result		(54,043,000)				(54,043,000)
Remeasurement of net pension liabilities	[1]	(485,000)				(485,000)
Exchange differences on translating foreign operations		(10,000)				(10,000)
Total comprehensive result, attributable to shareholders		(54,538,000)				(54,538,000)
Share-based compensation costs	[1]	4,105,000		4,105,000
Issuance of new shares, net of transaction costs	[2]	15,601,000	364,000	15,237,000
Issuance of new shares under LTI plans	[2]	40,000	37,000	3,000
Equity at end of period at Dec. 31, 2024		141,637,000	4,036,000	384,875,000	(981,000)	(246,293,000)
Net result		(61,651,000)				(61,651,000)
Remeasurement of net pension liabilities	[1]	(3,814,000)				(3,814,000)
Exchange differences on translating foreign operations		5,000				5,000
Total comprehensive result, attributable to shareholders		(65,460,000)				(65,460,000)
Share-based compensation costs	[1]	4,419,000		4,419,000
Exercise of LTI plans		62,000		(115,000)	177,000
Treasury shares withheld to cover social security and tax		(325,000)			(325,000)
Issuance of new shares under LTI plans	[2]	1,000	1,000
Equity at end of period at Dec. 31, 2025		SFr 80,334,000	SFr 4,037,464	SFr 389,179,000	SFr (1,129,000)	SFr (311,753,000)

[1]	See note 18
[2]	See note 12